INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

Cayman Islands

The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

BJ-BCIT and BJ-WITT are tax-exempt entities incorporated in the British Virgin Islands.

PRC

The Group’s PRC subsidiaries and VIE and VIE’s subsidiaries are generally subject to an enterprise income tax at 25% tax rate pursuant to the Enterprise Income Tax Law (the “EIT” Law).

Under the EIT Law, the Group’s PRC entities qualifed as “high and new technology enterprise” (“the HNTE”) are entitled to a tax rate of 15%. CMR Web, Hongcheng Liye, Hongcheng Education, Zhongnongda Network, Beiyuda, Gotop Hongcheng, and Dongcai renewed the HNTE status for additional three years in 2011. Chongda and Hongyuanboxue obtained the HNTE status in 2010 and 2013 respectively.  Hongcheng Technology renewed the HNTE status for additional three years in 2012. Due to a change of organizational structure in 2013, Hongcheng Liye and Hongcheng Education did not meet the criteria for HNTE status anymore. As such, they are not entitled to the reduced tax rate of 15% and the normal tax rate of 25% applies in 2013 and the foreseeable future.  The Group believes it is highly likely that the other qualifying entities will continue to obtain the renewal in the future.

As a HNTE located in Beijing, Gotop Hongcheng was entitled to the reduced tax rate of 7.5% for the year 2011.

Beiyuda obtained the preferential tax rate approval from local tax Bureau and was entitled to a reduced tax rate of 7.5% for 2011 and 2012.

Zhejiang Hongcheng has been qualified as “software enterprise” status from 2013 and therefore was entitled to the tax exemption in 2013, and a preferential tax rate of 12.5% for the years 2014, 2015 and 2016.

The tax rates, which were used to calculate the tax provision based on the Group’s interpretation of the EIT Law, are presented in the following table.

PRC entities	2011	2012	2013	2014	2015

CMR Web	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Liye	15.0%	15.0%	25.0%	25.0%	25.0%
Hongcheng Education	15.0%	15.0%	25.0%	25.0%	25.0%
ZhongNongda Network	15.0%	15.0%	15.0%	15.0%	15.0%
Beiyuda	7.5%	7.5%	15.0%	15.0%	15.0%
Gotop Hongcheng	7.5%	15.0%	15.0%	15.0%	15.0%
Hongcheng Technology	15.0%	15.0%	15.0%	15.0%	15.0%
Dongcai	15.0%	15.0%	15.0%	15.0%	15.0%
Chongda	15.0%	15.0%	15.0%	15.0%	15.0%
Zhejiang Hongcheng	25.0%	25.0%	0%	12.5%	12.5%

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current tax	23,078	19,939	37,282
Deferred tax (benefit) provision	(6,034)	6,488	(9,493)
	17,044	26,427	27,789

The principal components of the Group’s deferred income tax assets and liabilities were as follows:

	As of December 31,
	2012	2013
	RMB	RMB

Current deferred tax assets
Deferred revenues	11,685	13,118

Total current deferred tax assets	11,685	13,118
Less: valuation allowance on deferred tax assets	(2,114)	(349)

Total net current deferred tax assets	9,571	12,769

Non-current deferred tax assets
Property and equipment	339	482
Deferred revenues	1,137	1,206
Net operating loss carry forwards	11,753	7,489

Total non-current deferred tax assets	13,229	9,117
Less: valuation allowance on deferred tax assets	(11,144)	(5,591)

Total net non-current deferred tax assets	2,085	3,586

Non-current deferred tax liabilities
Property and equipment	64	805
Acquired intangible assets	7,117	7,874
Amount due from related party-non current	6,292	—

Total deferred tax liabilities	13,473	8,679

The Group operates through multiple PRC entities and the valuation allowances are considered separately for each PRC entity, as losses and deferred taxes from one PRC entity cannot be utilized by another entity.

The Group has net operating loss carryforwards of RMB54,037 from its PRC entities as of December 31, 2013 that will expire on various dates between December 31, 2014 and December 31, 2018.

As of December 31, 2013, a valuation allowance of RMB5,940 was provided against deferred tax assets including those related to deferred revenue and net operating loss carryforwards of certain of the Group’s PRC entities due to the Group’s determination that it is more likely than not that the deferred tax assets related to such entities will not be realized. Adjustments will be made to the valuation allowance if events occur in the future that indicate changes in the amount of deferred tax assets that may be realized.

Reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before income taxes was as follows:

	For the years ended December 31,
	2011	2012	2013
	%	%	%

Statutory rate	25	25	25
Tax holiday and preferential tax rates	(18)	(14)	(12)
Effect on tax rates in different tax jurisdiction	5	3	5
Expenses non-deductible for tax purposes	—	7	8
Changes in valuation allowance	8	—	(6)
Increase (decrease) in unrecognized tax benefit	3	3	2

Effective tax rates	23	24	22

If the tax holiday and preferential tax rates granted to the Group had not been available, provisions for income tax expense would have increased by RMB10,418, RMB15,829 and RMB15,362 for the years ended December 31, 2011, 2012 and 2013, respectively. The basic net income per share attributable to ChinaEdu Corporation would have been decreased by RMB0.21, RMB0.33 and RMB0.54 for the years ended December 31, 2011, 2012 and 2013, respectively. And the diluted net income per share attributable to ChinaEdu Corporation would have been decreased by RMB0.20, RMB0.31 and RMB0.48 for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group’s unrecognized tax benefit mainly relates to interest income accrued for intercompany balances and rental income from certain entities within the Group.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

RMB

Balance at January 1, 2012	6,089
Additions based on tax positions related to the current year	2,221
Other - interest and penalty	485

Balance at December 31, 2012	8,795
Additions based on tax positions related to the current year	1,372
Other - interest and penalty	706

Balance at December 31, 2013	10,873

The Group recognizes interest and penalty accrued related to unrecognized tax benefits in income tax expenses.

The Group does not anticipate any significant change on its uncertain tax position within 12 months of December 31, 2013.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ‘‘SAT’’) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ‘‘de facto management body’’ of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

As of December 31, 2013, the Company’s subsidiaries located in the PRC recorded aggregate accumulated earning of approximately RMB173,749. Since the Group has decided to reinvest those profits for future development, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group.  Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group as of December 31, 2013.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of carrying amount over tax basis.  The Group has not recorded any such deferred tax liability attributable to the financial interest in its VIE because the VIE was in an accumulated loss position as of December 31, 2013.

In accordance with relevant PRC tax administration laws, tax years from 2008 to 2013 of the Group’s PRC subsidiaries, the VIE and VIE’s subsidiaries remain subject to tax audits as of December 31, 2013, at the tax authorities’ discretion.